PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Property Plant And Equipment And Intangible Assets [Abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Buildings and improvements	Greenhouse production equipment	Greenhouse structure	Computer, software and equipment	Motor vehicles	Total
Cost:

Balance as of January 1, 2020	$1,675	$1,534	$884	$174	$19	$4,286
Additions during the year	705	1,123	648	95	44	2,615
Foreign currency translation	97	104	63	10	2	276

Balance, December 31, 2020	2,477	2,761	1,595	279	65	7,177
Additions during the year	1,932	1,846	508	261	31	4,578
Additions related to acquisitions	18,828	3,584	-	455	263	23,130
Foreign currency translation	(81)	79	79	44	11	132

Balance December as of 31, 2021	23,156	8,270	2,182	1,039	370	35,017

Accumulated depreciation:

Balance as of January 1, 2020	46	534	280	26	8	894
Depreciation during the year	132	350	147	52	9	690
Foreign currency translation	6	35	17	3	-	61

Balance, December 31, 2020	184	919	444	81	17	1,645
Depreciation during the year	1,554	993	206	241	27	3,021
Foreign currency translation	4	40	26	11	2	83

Balance as of December 31, 2021	1,742	1,952	676	333	46	4,749

December 31, 2021	$21,414	$6,318	$1,506	$706	$324	$30,268

December 31, 2020	$2,293	$1,842	$1,151	$198	$48	$5,532